Employee Benefits - Summary of Sensitivity Analysis of Impact on Employee Future Benefit Liabilities (Detail) $ in Millions	Jan. 31, 2020 CAD ($)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (Decrease) of liabilities due to increase in actuarial assumption	$ (41.1)
Increase (Decrease) of liabilities due to decrease in actuarial assumption	47.3
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (Decrease) of liabilities due to increase in actuarial assumption	11.4
Increase (Decrease) of liabilities due to decrease in actuarial assumption	(9.8)
Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (Decrease) of liabilities due to increase in actuarial assumption	12.1
Increase (Decrease) of liabilities due to decrease in actuarial assumption	$ (12.3)